LOANS AND PAYMENT PLAN RECEIVABLES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Loans [Abstract]
Total Loans	$ 1,419,139,000		$ 1,576,608,000
Net of deferred loan fees	(200,000)		100,000
Payment plan receivables	90,800,000		122,700,000
Unamortized discount	6,200,000		7,900,000
Effective yields of payment plan receivables (in hundredths)	15.00%		15.00%
Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	468,636,000	[1]	530,969,000	[1]
Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	121,235,000	[1]	150,127,000	[1]
Construction and Land Development [Member]
Loans [Abstract]
Total Loans	56,183,000	[1]	59,136,000	[1]
Other [Member]
Loans [Abstract]
Total Loans	434,336,000	[1],[2]	446,980,000	[1],[2]
Commercial [Member]
Loans [Abstract]
Total Loans	132,904,000		150,633,000
Consumer [Member]
Loans [Abstract]
Total Loans	117,077,000		119,106,000
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans	84,692,000		115,018,000
Agricultural [Member]
Loans [Abstract]
Total Loans	$ 4,076,000		$ 4,639,000

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.